Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Financing Receivable, Impaired [Line Items]
Summary of Estimated Useful Lives of the Company's Assets	The estimated useful lives of the Company’s assets are as follows:

Computer equipment	3 - 5 years
Furniture and fixtures	5 years
Machinery and warehouse equipment	7 - 10 years
Leasehold improvements	Shorter of 10 years or lease term

Disaggregation of Revenue
The following table sets forth revenue by product type (in thousands):

	Six Months Ended June 30,
	2021	2022
Revenue, net:
Grove Brands	$99,754	$85,064
Third-party products	101,489	84,694

Total revenue, net	$201,243	$169,758

The following table sets forth revenue by product type (in thousands):

	Year Ended December 31,
	2019	2020	2021
Revenue, net:
Grove Brands	$86,717	$164,372	$187,055
Third-party products	146,399	199,899	196,630

Total revenue, net	$233,116	$364,271	$383,685

Virgin Group Acquisition Corp. II [Member]
Financing Receivable, Impaired [Line Items]
Reconciliation Of Net Income (Loss) Per Ordinary Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary share:

	For the three months ended March 31, 2022		For the period from January 13, 2021 (inception) through March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of loss	$(18,841,758)	$(4,710,439)	$(193,448)	$(538,891)
Denominator:
Weighted-average shares outstanding including shares subject to redemption	40,250,000	10,062,500	3,141,026	8,750,000
Basic and diluted loss per ordinary share	$(0.47)	$(0.47)	$(0.06)	$(0.06)

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary share:

	For the period from January 13, 2021 (inception) to December 31, 2021
	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$2,063,496	$634,873
Denominator:
Weighted-average shares outstanding including shares subject to redemption	32,705,669	10,062,500
Basic and diluted net income per share	$0.06	$0.06